UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5245

Dreyfus Strategic Municipals, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30

Date of reporting period:	12/31/05

FORM N-Q

Item 1.	Schedule of Investments.

Dreyfus Strategic Municipals, Inc.
Statement of Investments
December 31, 2005 (Unaudited)

	Principal
Long-Term Municipal Investments--147.7%	Amount ($)	Value ($)

Alabama--5.3%

Houston County Health Care Authority
6.25%, 10/1/2030 (Insured; AMBAC)	8,000,000	8,752,800

Jefferson County, Limited Obligation School Warrant:
5.25%, 1/1/2018	16,000,000	17,087,040
5.50%, 1/1/2022	4,000,000	4,336,200

Alaska--.7%

Alaska Housing Finance Corp.
6%, 6/1/2049 (Insured; MBIA)	4,000,000	4,160,520

Arizona--3.5%

Coconino County Pollution Control Corp., PCR
(Nevada Power Co. Project) 6.375%, 10/1/2036	3,500,000	3,580,185

Maricopa Pollution Control Corp., PCR
(Public Service Co.) 5.75%, 11/1/2022	6,000,000	6,090,540

Scottsdale Industrial Development Authority, HR
(Scottsdale Healthcare) 5.80%, 12/1/2031	6,000,000	6,443,700

Tucson, Water System Revenue
5%, 7/1/2021 (Insured; FGIC)	3,500,000	3,698,660

Arkansas--2.5%

Arkansas Development Finance Authority, SFMR
(Mortgage Backed Securities Program):
6.45%, 7/1/2031 (Collateralized: FNMA and GNMA)	605,000	634,705
6.25%, 1/1/2032 (Collateralized; GNMA)	3,110,000	3,138,208

Little Rock School District
5.25%, 2/1/2030 (Insured; FSA)	6,000,000	6,307,200

Pulaski County, HR
(Arkansas Children's Hospital Project)
5%, 3/1/2035 (Insured; AMBAC)	4,000,000	4,136,520

California--9.7%

California:
5.50%, 4/1/2028	4,000,000		4,346,160
5.25%, 4/1/2034	5,000,000		5,271,650

California Infrastructure and Economic Development Bank,
Revenue (Bay Area Toll Bridges)
5.25%, 7/1/2017 (Insured; FSA)	12,360,000		13,478,333

California Pollution Control Financing Authority, SWDR
(Keller Canyon Landfill Co. Project) 6.875%, 11/1/2027	2,000,000		2,006,240

California Statewide Communities Development Authority,
Revenue (Bentley School) 6.75%, 7/1/2032	2,000,000		2,186,740

Golden State Tobacco Securitization Corp:
Tobacco Settlement Revenue:
5%, 6/1/2021	1,945,000		1,959,899
7.80%, 6/1/2042	8,100,000		9,744,381
7.90%, 6/1/2042 (LOC; Bank of New York)	2,000,000		2,418,500

Los Angeles Unified School District
5.25%, 7/1/2020 (Insured; FSA)	7,200,000		7,826,976

State Public Works Board of California, LR,
Department of General Services (Butterfield
State Office Complex) 5.25%, 6/1/2030	5,000,000		5,298,950

Colorado--5.1%

Beacon Point Metropolitan District
6.25%, 12/1/2035	2,000,000		2,014,560

Colorado Housing and Finance Authority
(Single Family Program)
6.60%, 8/1/2032 (Collateralized; FHA)	2,615,000		2,689,161

Denver City and County, Special Facilities Airport
Revenue (United Airlines Project)
6.875%, 10/1/2032	7,135,000	a	6,738,865

Northwest Parkway Public Highway Authority,
Revenue 7.125%, 6/15/2041	10,750,000		10,234,860

Silver Dollar Metropolitan District 7.05%, 12/1/2006	4,870,000	b	5,025,548

Southlands Metropolitan District Number 1
7.125%, 12/1/2034	2,000,000		2,183,260

Florida--3.8%

Deltona, Utilities System Revenue
5.125% 10/1/2027 (Insured; MBIA)	6,000,000		6,345,300

Florida Housing Finance Corp., Housing Revenue
(Nelson Park Apartments)
6.40%, 3/1/2040 (Insured; FSA)	12,380,000		13,050,253

Orange County Health Facility Authority, HR
(Regional Healthcare Systems) 6%, 10/1/2026	2,000,000		2,111,140

Georgia--2.2%

Augusta, Water and Sewer Revenue
5.25%, 10/1/2039 (Insured; FSA)	3,000,000		3,200,910

Brooks County Development Authority, Sewer Revenue,
Health and Housing Facilities
5.70%, 1/20/2039 (Collateralized; GNMA)	4,445,000		4,887,144

Milledgeville-Baldwin County Development Authority, Revenue
(Georgia College and State Foundation):
6%, 9/1/2013	2,090,000		2,312,689
6%, 9/1/2033	2,000,000		2,172,780

Hawaii--.5%

Hawaii Department of Transportation, Special Facility Revenue
(Caterair International Corp. Project) 10.125%, 12/1/2010	2,800,000		2,807,028

Idaho--.6%

Power County Industrial Development Corp, SWDR
(FMC Corp. Project) 6.45%, 8/1/2032	3,250,000		3,418,740

Illinois--13.1%

Chicago:
6.125%, 7/1/2010 (Insured; FGIC)	1,250,000	b	1,399,625
6.125%, 7/1/2010 (Insured; FGIC)	14,565,000	b	16,308,430
SFMR 6.55%, 4/1/2033
(Collateralized: FHLMC, FNMA and GNMA)	4,100,000		4,233,004
(Wastewater Transmission Revenue)
6%, 1/1/2010 (Insured; MBIA)	3,000,000	b	3,316,410

Chicago-O'Hare International Airport, Special Facility Revenue
(American Airlines Inc. Project) 8.20%, 12/1/2024	9,000,000		8,537,220

Illinois Educational Facilities Authority, Revenue:
(Northwestern University) 5%, 12/1/2038	5,000,000		5,136,300
(University of Chicago):
5.125%, 7/1/2008 (Insured; MBIA)	5,000	b	5,267
5.125%, 7/1/2038 (Insured; MBIA)	6,995,000		7,256,543

Illinois Health Facilities Authority, Revenue:
(Advocate Network Health Care) 6.125%, 11/15/2010	4,020,000	b	4,484,230
(OSF Healthcare System) 6.25%, 11/15/2009	7,730,000	b	8,580,609
(Swedish American Hospital) 6.875%, 5/15/2010	4,970,000	b	5,608,794

Lombard Public Facilities Corp., Conference Center
and First Tier Hotel Revenue 7.125% 1/1/2036	3,500,000		3,686,655

Metropolitan Pier and Exposition Authority,
Dedicated State Tax Revenue (McCormick
Place Expansion) 5.25%, 6/15/2042 (Insured; MBIA)	5,325,000		5,599,291

Indiana--2.3%

Franklin Township Independent School Building Corp.,
First Mortgage 6.125%, 7/15/2010	6,500,000	b	7,318,155

Indiana Housing Finance Authority, SFMR 5.95%, 1/1/2029	1,070,000		1,094,974

Petersburg, PCR (Indiana Power and Light)
6.375%, 11/1/2029	4,150,000		4,430,830

Kansas--4.6%

Kansas Development Finance Authority, Revenue:
(Board of Regents-Scientific Resource)
5%, 10/1/2021 (Insured; AMBAC)	5,290,000		5,631,893
Health Facility (Sisters of Charity) 6.25%, 12/1/2028	3,000,000		3,282,630

Sedgwick and Shawnee Counties, SFMR
(Mortgage Backed Securities Project)
6.30%, 12/1/2032 (Collateralized: FNMA and GNMA)	5,945,000		6,154,264

Wichita, HR (Christian Health System Inc.)
6.25%, 11/15/2024	10,000,000		10,760,400

Kentucky--.8%

Kentucky Economic Development Finance Authority,
MFHR (GNMA Collateralized-Christian
Care Communities Projects):
5.25%, 11/20/2025	2,370,000		2,553,130
5.375%, 11/20/2035	1,805,000		1,947,270

Louisiana--.8%

Louisiana Public Facilities Authority,
HR (Franciscan Missionaries of our Lady Health
System Project) 5.25%, 8/15/2036	3,000,000	b	3,093,120

Parish of Saint James, SWDR (Freeport-McMoRan Partnership
Project) 7.70%, 10/1/2022	1,390,000		1,391,529

Maine--.5%

Maine Housing Authority, Mortgage Purchase 5.30%, 11/15/2023	2,825,000		2,947,209

Maryland--1.6%

Maryland Economic Development Corp., Student
Housing Revenue (University of Maryland):
6.50%, 6/1/2027	3,000,000		3,339,180
5.75%, 10/1/2033	4,500,000		4,581,180

Prince Georges County, Special Obligation
(National Harbor Project)
5.20%, 7/1/2034	1,000,000		1,001,110

Massachusetts--2.5%

Massachusetts Health and Educational Facilities Authority,
Revenue:
Civic Investments 9%, 12/15/2015	1,900,000		2,314,941
(Partners Healthcare System) 5.75%, 7/1/2032	5,000,000		5,446,600

Massachusetts Industrial Finance Agency, Revenue
(Ogden Haverhill Project) 5.60%, 12/1/2019	6,000,000		6,145,560

Michigan--5.1%

Charyl Stockwell Academy, COP
5.90%, 10/1/2035	2,580,000		2,610,470

Kent Hospital Finance Authority, Revenue
(Metropolitan Hospital Project) 6.25%, 7/1/2040	3,000,000		3,280,920

Michigan Hospital Finance Authority, HR
(Ascension Health Credit)
6.125%, 11/15/2009	5,000,000	b	5,528,650

Michigan Strategic Fund:
RRR (Detroit Edison Co.)
5.25%, 12/15/2032 (Insured; XLCA)	3,000,000		3,142,380
SWDR (Genesee Power Station Project)
7.50%, 1/1/2021	14,000,000		13,972,560

Minnesota--3.5%

Duluth Economic Development Authority, Health
Care Facilities Revenue (Saint Luke's
Hospital) 7.25%, 6/15/2032	5,000,000		5,380,650

Saint Paul Housing and Redevelopment Authority,
Hospital Facility Revenue (HealthEast Project):
6%, 11/15/2025	2,000,000		2,171,300
6%, 11/15/2030	2,000,000		2,163,160

Saint Paul Port Authority, Hotel Facility Revenue
(Radisson Kellogg Project) 7.375%, 8/1/2029	3,000,000		3,141,060

United Hospital District of Todd, Morrison, Cass
and Wadena Counties, General Obligation
Health Care Facilities Revenue (Lakewood
Health System) 5.125%, 12/1/2024	1,500,000		1,552,035

Winona, Health Care Facilities Revenue
(Winona Health) 6%, 7/1/2026	5,000,000		5,348,250

Mississippi--3.4%

Claiborne County, PCR
(System Energy Resources, Inc.) 6.20%, 2/1/2026	4,545,000		4,601,176

Mississippi Business Finance Corp., PCR (System Energy
Resources Inc. Project) 5.875%, 4/1/2022	14,310,000		14,547,546

Missouri--2.5%

Missouri Development Finance Board, Infrastructure
Facilities Revenue (Branson):
5.375%, 12/1/2027	2,000,000		2,080,680
5.50%, 12/1/2032	4,500,000		4,698,225

Missouri Health and Educational Facilities Authority,
Health Facilities Revenue (Saint Anthony's
Medical Center) 6.25%, 12/1/2010	6,750,000	b	7,612,110

Montana--.3%

Montana Board of Housing, SFMR
6.45%, 6/1/2029	1,490,000		1,505,317

Nevada--2.9%

Clark County, IDR
(Nevada Power Co. Project) 5.60%, 10/1/2030	3,000,000		2,999,730

Washoe County (Reno-Sparks Convention Center)
6.40%, 1/1/2010 (Insured; FSA)	12,000,000	b	13,329,480

New Hampshire--2.6%

New Hampshire Business Finance Authority, PCR
(Public Service Co. of New Hampshire)
6%, 5/1/2021 (Insured; AMBAC)	7,000,000		7,474,670

New Hampshire Health and Educational Facilities Authority,
Revenue (Exeter Project):
6%, 10/1/2024	1,000,000		1,117,690
5.75%, 10/1/2031	1,000,000		1,065,690

New Hampshire Industrial Development Authority, PCR
(Connecticut Light and Power) 5.90%, 11/1/2016	5,000,000		5,112,850

New Jersey--4.8%

New Jersey Economic Development Authority,
Cigarette Tax Revenue 5.75%, 6/15/2034	2,500,000		2,634,150

New Jersey Health Facilities Financing Authority, Revenue
(Christian Health Care Center) 8.75%, 7/1/2006	12,745,000	b	13,309,349

New Jersey Turnpike Authority, Turnpike Revenue
5%, 1/1/2035 (Insured; AMBAC)	4,500,000		4,671,675

Tobacco Settlement Financing Corp. of New Jersey
7%, 6/1/2041	5,640,000		6,434,902

New Mexico--1.2%

Farmington, PCR
(Tucson Electric Power Co., San Juan)
6.95%, 10/1/2020	4,000,000		4,176,160

New Mexico Mortgage Finance Authority, SFMR
7%, 9/1/2031 (Collateralized: FHLMC, FNMA and GNMA)	2,365,000		2,378,268

New York--8.4%

Long Island Power Authority, Electric System Revenue
5.889% 12/1/2016	10,000,000	c,d	10,995,300

New York City Industrial Development Agency,
Special Facility Revenue (American Airlines,
Inc. John F. Kennedy International Airport Project)
8%, 8/1/2028	2,800,000		2,959,880

Tobacco Settlement Financing Corp. of New York:
5.50%, 6/1/2020	16,000,000		17,500,160
5.25%, 6/1/2021 (Insured; AMBAC)	5,000,000		5,376,050

Triborough Bridge and Tunnel Authority, Revenue
5.25%, 11/15/2030	5,220,000		5,553,401

Westchester Tobacco Asset Securitization Corp.
5.125%, 6/1/2038	5,000,000		4,831,200

North Carolina--.6%

Gaston County Industrial Facilities and Pollution Control
Financing Authority, Exempt Facilities Revenue
(National Gypsum Co. Project)
5.75%, 8/1/2035	3,000,000		3,135,480

North Dakota--.2%

North Dakota Housing Finance Agency, Home Mortgage Revenue
(Housing Finance Program) 6.15%, 7/1/2031	1,090,000		1,101,794

Ohio--7.9%

Canal Winchester Local School District:
Zero Coupon, 12/1/2029 (Insured; MBIA)	3,955,000		1,283,714
Zero Coupon, 12/1/2031 (Insured; MBIA)	3,955,000		1,161,663

Cincinnati, Water System Revenue
5%, 12/1/2021	3,800,000		3,998,512

Cincinnati City School District
(Classroom Facilities Construction and
Improvement) 5%, 12/1/2031
(Insured; FSA)	2,000,000		2,088,280

Cleveland State University
5%, 6/1/2034 (Insured; FGIC)	5,000,000		5,210,800

Cuyahoga County, Revenue 6%, 1/1/2032	750,000		830,010

Mahoning County, HR
(Forum Health Obligation Group) 6%, 11/15/2032	7,000,000		7,410,900

Ohio Air Quality Development Authority, PCR
(Cleveland Electric Illuminating)
6.10%, 8/1/2020 (Insured; ACA)	3,000,000		3,126,660

Ohio Water Development Authority, Pollution Control
Facilities Revenue (Cleveland Electric
Illuminating) 6.10%, 8/1/2020 (Insured; ACA)	4,350,000		4,533,657

Toledo Lucas County Port Authority, Airport Revenue
(Baxter Global Project)
6.25%, 11/1/2013	4,200,000		4,286,520

Trotwood-Madison City School District,
School Improvement 5%, 12/1/2030 (Insured; FGIC)	10,495,000		10,927,079

Oklahoma--2.8%

Oklahoma Housing Finance Agency, SFMR
(Homeownership Loan Program):
7.55%, 9/1/2027 (Collateralized: FNMA and GNMA)	1,455,000		1,511,469
7.55%, 9/1/2028	1,270,000		1,278,458

Oklahoma State Industries Authority,
Health System Revenue:
5.75%, 8/15/2009 (Insured; MBIA)	5,160,000	b	5,598,239
5.75%, 8/15/2029 (Insured; MBIA)	7,070,000		7,581,656

Oregon--3.1%

Port of Portland, International Airport Revenue
(Portland International Airport)
5.50%, 7/1/2024 (Insured; AMBAC)	5,000,000		5,316,750

Tigard - Tualatin School District No. 23J, GO
(Washington and Clackamas Counties)
5.375%, 6/15/2012 (Insured; MBIA)	3,000,000	b	3,303,840

Western Generation Agency, Cogeneration Project Revenue
(Wauna Cogeneration Project):
7.40%, 1/1/2016	5,750,000		5,828,775
7.125%, 1/1/2021	2,900,000		2,939,063

Pennsylvania--2.5%

Abington School District
5.125%, 10/1/2034 (Insured; FSA)	4,085,000		4,313,147

Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue
(Reliant Energy Seward, LLC Project)
6.75%, 12/1/2036	5,000,000		5,340,850

York County Hospital Authority, Revenue
(Health Center - Lutheran Social Services) 6.50%, 4/1/2022	4,250,000		4,289,185

South Carolina--3.0%

Greenville County School District , Installment Purchase Revenue
(Building Equity Sooner for Tomorrow):
5.50%, 12/1/2028	5,000		5,396
7.22%, 12/1/2028	10,010,000	c,d	11,594,283

Greenville Hospital System, Hospital Facilities Revenue
5.50%, 5/1/2026 (Insured; AMBAC)	5,000,000		5,388,850

Tennessee--4.1%

Chattanooga Health and Educational Facilities Board,
Revenue (CDFI Phase I LLC Project):
5.125%, 10/1/2035	2,190,000		2,156,931
6%, 10/1/2035	1,500,000		1,524,735

Johnson City Health and Educational Facilities Board, HR:
7.50%, 7/1/2025	5,000,000		5,927,950
7.50%, 7/1/2033	3,000,000		3,529,740

Memphis Center City Revenue Finance Corp., Tennessee Sports
Facility Revenue (Memphis Redbirds) 6.50%, 9/1/2028	10,000,000		10,200,200

Texas--10.1%

Alliance Airport Authority Inc., Special Facilities Revenue
(American Airlines Inc. Project)
7.50%, 12/1/2029	3,500,000		3,026,835

Austin Convention Enterprises Inc.,
Convention Center Hotel Revenue
6.70%, 1/1/2028	4,000,000		4,287,480

Brazos River Authority, PCR
(TXU Energy Co. LLC Project) 6.75%, 10/1/2038	1,650,000		1,835,229

Dallas-Fort Worth International Airport Facilities
Improvement Corp., Revenue:
(American Airlines Inc.)
6.375%, 5/1/2035	6,630,000		4,904,874
(Bombardier Inc.) 6.15%, 1/1/2016	2,000,000		2,038,280

Harris County Health Facilities Development Corp., HR
(Memorial Hermann Hospital System Project)
6.375%, 6/1/2011	8,500,000	b	9,678,950

Sabine River Authority, PCR (TXU Electric Co. Project)
6.45%, 6/1/2021	11,300,000		12,120,945

Sam Rayburn Municipal Power Agency, Power Supply
System Revenue 5.75%, 10/1/2021	6,000,000		6,574,680

Texas Department of Housing and Community Affairs,
Collateralized Home Mortgage Revenue 10.383%, 7/2/2024	1,550,000	c	1,595,694

Texas Turnpike Authority, Central Texas Turnpike
System Revenue 5.75%, 8/15/2038 (Insured; AMBAC)	7,100,000		7,820,863

Tyler Health Facilities Development Corp., HR
(East Texas Medical Center Regional Health Care
System Project) 6.75%, 11/1/2025	3,000,000		3,001,560

Utah--.7%

Carbon County, SWDR (Sunnyside Cogeneration)
7.10%, 8/15/2023	3,722,000		3,761,565

Vermont--.2%

Vermont Housing Finance Agency, Single Family Housing
6.40%, 11/1/2030 (Insured; FSA)	1,335,000		1,345,974

Virginia--3.1%

Greater Richmond Convention Center Authority, Hotel Tax
Revenue (Convention Center Expansion Project)
6.25%, 6/15/2010	10,500,000	b	11,771,655

Pittsylvania County Industrial Development
Authority, Exempt Facility Revenue 7.65%, 1/1/2010	1,000,000		1,071,280
Tobacco Settlement Financing Corp. of Virginia,
Tobacco Settlement Asset-Backed Bonds
5.625%, 6/1/2037	4,750,000		4,794,697
Washington--3.5%
Energy Northwest, Wind Project Revenue 5.875%, 1/1/2007	3,000,000	b	3,161,280
Public Utility District Number 1 of Pend Orielle County,
Electric Revenue 6.375%, 1/1/2006	3,755,000	b	3,830,400
Seattle, Water System Revenue
6%, 7/1/2009 (Insured; FGIC)	10,000,000	b	10,952,800
Snohomish County Housing Authority, Revenue
(Whispering Pines Apartments Project)
5.60%, 9/1/2025	1,675,000		1,671,884
West Virginia--3.0%
Braxton County, SWDR (Weyerhaeuser Co. Project)
6.125%, 4/1/2026	14,000,000		14,458,500
West Virginia Water Development Authority, Water
Development Revenue 6.375%, 7/1/2039
(Insured; AMBAC)	2,250,000		2,484,585
Wisconsin--5.8%
Badger Tobacco Asset Securitization Corp., Tobacco
Settlement Revenue 7%, 6/1/2028	22,995,000		25,552,504
Madison, IDR
(Madison Gas and Electric Co.) 5.875%, 10/1/2034	2,390,000		2,565,713
Wisconsin Health and Educational Facilities Authority,
Revenue (Aurora Health Care Inc.)
6.40%, 4/15/2033	4,000,000		4,399,040
Wyoming--.8%
Sweetwater County, SWDR (FMC Corp. Project)
5.60%, 12/1/2035	4,500,000		4,564,395
U.S. Related--1.5%

Children's Trust Fund of Puerto Rico,
Tobacco Settlement Asset-Backed Bonds
Zero Coupon, 5/15/2055	20,000,000		672,800
Guam Housing Corp., SFMR
5.75%, 9/1/2031 (Collateralized; FHLMC)	965,000		1,080,057
Puerto Rico Highway and Transportation Authority,
Transportation Revenue
6%, 7/1/2010	6,000,000	b	6,648,720
Total Long-Term Municipal Investments
(cost $783,663,477)			833,337,617
Short-Term Municipal Investment--.4%

New Jersey;
New Jersey Educational Facilities Authority,
Revenue (Princeton University) 3.15%
(cost $2,100,000)	2,100,000	e	2,100,000
Total Investments (cost $785,763,477)	148.1%		835,437,617
Cash and Receivables (Net)	2.4%		13,457,962
Preferred Stock, at redemption value	(50.5%)		(285,000,000)
Net Assets applicable to Common Shareholders	100.0%		563,895,579

Notes to Statements of Investments:

a	Non-income producing security; interest payments in default.
b	These securites are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Inverse floater security--the interest rate is subject to change periodically.

d	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31,
2005, these securities amounted to $22,589,583 or 4.0% of net assets applicable to common shareholders.
e	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-
CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipals, Inc.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)